Schedule of Provision For Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Deferred						$ (1,480,472)	$ (2,454,779)
Deferred						(763,612)	(388,462)
Total						(2,244,084)	(2,843,241)
Change in valuation allowance						2,244,084	2,843,241
Income tax provision
Larkspur Health Acquisition Corp [Member]
Deferred					$ (49,406)
Deferred
Income tax provision	$ 47,551			$ 47,551
Federal
Current
State and local
Current
Change in valuation allowance					$ 49,406